PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited)
1
VY
®
JPMorgan Emerging
Markets Equity Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.8%
Argentina : 2.7%
5,936
(1)
MercadoLibre, Inc.
$ 7,526,136
2.7
Brazil : 5.5%
469,650  Itau Unibanco Holding SA,
ADR
2,522,021
0.9
1,010,023
(1)
NU Holdings Ltd./Cayman
Islands - Class A
7,322,667
2.6
614,793
Raia Drogasil SA
3,376,955
1.2
300,894
WEG SA
2,175,346
0.8
15,396,989
5.5
China : 28.0%
50,313
(1)
Alibaba Group Holding Ltd.,
ADR
4,364,150
1.6
359,700  Beijing Oriental Yuhong
Waterproof Technology Co.
Ltd. - Class A
1,323,327
0.5
743,900
(2)
Budweiser Brewing Co.
APAC Ltd.
1,461,921
0.5
70,000  Contemporary Amperex
Technology Co. Ltd. - Class
A
1,955,289
0.7
130,985
(1)
Dada Nexus Ltd., ADR
582,883
0.2
230,526  Foshan Haitian Flavouring
& Food Co. Ltd. - Class A
1,207,451
0.4
394,769  Fuyao Glass Industry
Group Co. Ltd. - Class A
2,001,024
0.7
28,104
JD.com, Inc., ADR
818,670
0.3
287,264
JD.com, Inc. - Class A
4,179,356
1.5
515,987  Jiangsu Hengli Hydraulic
Co. Ltd. - Class A
4,525,338
1.6
639,000
(1)
Kingdee International
Software Group Co. Ltd.
782,056
0.3
17,900  Kweichow Moutai Co. Ltd.
- Class A
4,439,425
1.6
445,700  Midea Group Co. Ltd. -
Class A
3,400,001
1.2
223,565
NetEase, Inc.
4,482,758
1.6
2,915
NetEase, Inc., ADR
291,966
0.1
101,721  Shenzhen Mindray Bio-
Medical Electronics Co. Ltd.
- Class A
3,779,765
1.3
372,200  Shenzhou International
Group Holdings Ltd.
3,539,483
1.3
114,000
Silergy Corp.
1,080,587
0.4
337,700
Tencent Holdings Ltd.
13,090,589
4.7
310,494  Wanhua Chemical Group
Co. Ltd. - Class A
3,771,157
1.3
188,500  Wuliangye Yibin Co. Ltd. -
Class A
4,061,949
1.4
437,700  WuXi AppTec Co. Ltd. -
Class A
5,201,712
1.9
531,500
(1)(2)
Wuxi Biologics Cayman,
Inc.
3,089,003
1.1
93,037
Yum China Holdings, Inc.
5,184,022
1.8
78,613,882
28.0
Hong Kong : 3.6%
683,000
AIA Group Ltd.
5,523,521
2.0
39,600  Hong Kong Exchanges &
Clearing Ltd.
1,469,666
0.5
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Hong Kong (continued)
324,500  Techtronic Industries Co.
Ltd.
$ 3,132,589
1.1
10,125,776
3.6
India : 16.3%
30,892  Apollo Hospitals Enterprise
Ltd.
1,907,536
0.7
54,599
Asian Paints Ltd.
2,075,220
0.7
103,133
Bharti Airtel Ltd.
1,148,523
0.4
34,279
Britannia Industries Ltd.
1,871,979
0.7
386,645
HDFC Bank Ltd.
7,091,036
2.5
150,901
HDFC Bank Ltd., ADR
8,904,668
3.2
299,482
(2)
HDFC Life Insurance Co.
Ltd.
2,293,811
0.8
98,154
Hindustan Unilever Ltd.
2,910,959
1.0
109,510
Infosys Ltd.
1,881,964
0.7
166,250
Infosys Ltd. - Foreign, ADR
2,844,538
1.0
503,612
ITC Ltd.
2,690,813
1.0
234,823
Kotak Mahindra Bank Ltd.
4,893,714
1.7
46,311
Reliance Industries Ltd.
1,303,871
0.5
91,168  Tata Consultancy Services
Ltd.
3,860,253
1.4
45,678,885
16.3
Indonesia : 4.2%
10,083,800
Bank Central Asia Tbk PT
5,745,093
2.0
18,070,051  Bank Rakyat Indonesia
Persero Tbk PT
6,102,851
2.2
11,847,944
4.2
Macao : 1.2%
1,075,200
(1)
Sands China Ltd.
3,269,662
1.2
Mexico : 3.6%
526,234  Grupo Financiero Banorte
SAB de CV - Class O
4,410,673
1.6
1,521,153  Wal-Mart de Mexico SAB
de CV
5,741,583
2.0
10,152,256
3.6
Panama : 1.2%
39,627
Copa Holdings SA - Class A
3,531,558
1.2
Portugal : 1.4%
179,303
Jeronimo Martins SGPS SA
4,026,825
1.4
South Africa : 3.7%
152,359
Bid Corp. Ltd.
3,397,826
1.2
28,544
Capitec Bank Holdings Ltd.
2,580,974
0.9
1,052,927
FirstRand Ltd.
3,545,650
1.3
69,068
(3)
Shoprite Holdings Ltd.
874,907
0.3
10,399,357
3.7
South Korea : 8.3%
3,529
(1)(2)
Delivery Hero SE
100,765
0.0
12,152
Kia Corp.
731,432
0.3
6,004
LG Chem Ltd.
2,198,282
0.8
351,956  Samsung Electronics Co.
Ltd.
17,792,831
6.3
29,179
SK Hynix, Inc.
2,470,431
0.9
23,293,741
8.3
Spain : 1.4%
479,939  Banco Bilbao Vizcaya
Argentaria SA
3,884,113
1.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

VY
®
JPMorgan Emerging
Markets Equity Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan : 12.1%
705,141
Chailease Holding Co. Ltd.
$ 3,959,537
1.4
372,000
Delta Electronics, Inc.
3,746,754
1.3
176,000  Realtek Semiconductor
Corp.
2,161,000
0.8
907,223  Taiwan Semiconductor
Manufacturing Co. Ltd.
14,793,400
5.3
106,655  Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR
9,268,319
3.3
33,929,010
12.1
Turkey : 0.4%
116,724
BIM Birlesik Magazalar AS
1,167,708
0.4
United Kingdom : 0.8%
222,153
Prudential PLC
2,388,012
0.8
United States : 3.4%
14,067
(1)
EPAM Systems, Inc.
3,596,791
1.3
16,157  Estee Lauder Cos., Inc. -
Class A
2,335,495
0.8
9,066
(1)
Globant SA
1,793,708
0.7
3,719  Monolithic Power Systems,
Inc.
1,718,178
0.6
9,444,172
3.4
Total Common Stock
(Cost $259,548,530)
274,676,026
97.8
Total Long-Term
Investments
(Cost $259,548,530)
274,676,026
97.8
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.2%
Repurchase Agreements : 0.1%
163,000
(4)
Bethesda Securities LLC,
Repurchase Agreement
dated 09/29/2023,
5.390%, due 10/02/2023
(Repurchase Amount
$163,072, collateralized by
various U.S. Government
Agency Obligations,
3.062%-6.000%, Market
Value plus accrued
interest $166,260, due
08/01/28-07/01/53)
163,000
0.1
1,000
(4)
Industrial & Comm. Bank
of China, Repurchase
Agreement dated
09/29/2023, 5.040%,
due 10/02/2023
(Repurchase Amount
$1,000, collateralized by
various U.S. Government
Securities, 0.000%-7.500%,
Market Value plus accrued
interest $1,020, due
10/31/23-02/15/53)
1,000
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
3,077
(4)
National Bank Financial,
Repurchase Agreement
dated 09/29/2023,
5.260%, due 10/02/2023
(Repurchase Amount
$3,078, collateralized by
various U.S. Government
Securities, 0.000%-4.750%,
Market Value plus accrued
interest $3,139, due
10/02/23)
$ 3,077
0.0
Total Repurchase
Agreements
(Cost $167,077)
167,077
0.1
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 2.1%
5,965,324
(5)
BlackRock Liquidity Funds,
FedFund, Institutional
Class, 5.240%
(Cost $5,965,324) $ 5,965,324 2.1
Total Short-Term
Investments
(Cost $6,132,401)
6,132,401
2.2
Total Investments in
Securities
(Cost $265,680,931) $ 280,808,427 100.0
Assets in Excess of
Other Liabilities 88,379 0.0
Net Assets $ 280,896,806 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Security, or a portion of the security, is on loan.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of September 30, 2023.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

VY
®
JPMorgan Emerging
Markets Equity Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock
Argentina $ 7,526,136 $ — $ — $ 7,526,136
Brazil 15,396,989 — — 15,396,989
China 11,241,691 67,372,191 — 78,613,882
Hong Kong — 10,125,776 — 10,125,776
India 11,749,206 33,929,679 — 45,678,885
Indonesia — 11,847,944 — 11,847,944
Macao — 3,269,662 — 3,269,662
Mexico 10,152,256 — — 10,152,256
Panama 3,531,558 — — 3,531,558
Portugal — 4,026,825 — 4,026,825
South Africa 4,272,733 6,126,624 — 10,399,357
South Korea — 23,293,741 — 23,293,741
Spain — 3,884,113 — 3,884,113
Taiwan 9,268,319 24,660,691 — 33,929,010
Turkey — 1,167,708 — 1,167,708
United Kingdom — 2,388,012 — 2,388,012
United States 9,444,172 — — 9,444,172
Total Common Stock 82,583,060 192,092,966 — 274,676,026
Short-Term Investments 5,965,324 167,077 — 6,132,401
Total Investments, at fair value $ 88,548,384 $ 192,260,043 $ — $ 280,808,427
Other Financial Instruments+
Forward Foreign Currency Contracts — 764 — 764
Total Assets $ 88,548,384 $ 192,260,807 $ — $ 280,809,191
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2023, the following forward foreign currency contracts were outstanding for VY® JPMorgan Emerging
Markets Equity Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
KRW 234,427,665 USD 173,074 The Bank of New York Mellon 10/04/23 $ 654
KRW 28,421,456 USD 20,983 The Bank of New York Mellon 10/04/23 79
KRW 11,281,650 USD 8,329 The Bank of New York Mellon 10/04/23 31
$ 764
Currency Abbreviations:
KRW
—
South Korean Won
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 55,628,353

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

VY
®
JPMorgan Emerging
Markets Equity Portfolio
Gross Unrealized Depreciation (40,500,857)
Net Unrealized Appreciation $ 15,127,496